Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
Goodwill

6.       Goodwill

Amount
Balance at January 1, 2019	9,413
Impairment loss	(9,288)
Exchange difference	(1)
Balance at December 31, 2019	124
Exchange difference	—
Balance at December 31, 2020	$124

Exchange difference	—
Balance at December 31, 2021	$124

6.       Goodwill - continued

During the year ended December 31, 2019, an impairment of goodwill of $1,460 was recognized related to goodwill from the acquisition of Geographic Farming, LLC and impairment of goodwill of $7,828 was recognized related to the acquisition of Trucker Path. The impairments were recorded primarily due to the suspension of Geographic Farming, LLC’s business and lower than expected performance in Trucker Path.